Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	R$ 3,130,363	R$ 4,161,939
Bonds and securities	895	623
Collaterals and escrow accounts	9	9
Trade accounts receivable	4,300,957	3,962,702
Dividends receivable	141,297	82,278
Sectorial financial assets	400,463	0
Accounts receivable – concessions	12,867	10,609
Contract assets	392,594	283,896
Fair value in the purchase and sale of power, current assets	263,645	217,350
Other current receivables	1,050,086	949,674
Inventories	173,398	136,324
Income tax and social contribution receivable	502,825	296,128
Other current recoverable taxes	426,106	994,618
Prepaid expenses	60,972	63,211
Receivable from related parties	0	621
OTHER CURRENT ASSETS	10,856,477	11,159,982
Assets held for sale	25,177	1,881,826
TOTAL CURRENT ASSETS	10,881,654	13,041,808
Long Term Assets
Bonds and securities	690,886	529,085
Other temporary investments	30,627	30,603
Trade accounts receivable	162,189	116,180
Judicial deposits	373,949	394,364
Sectorial financial assets	400,463	0
Accounts receivable - concessions	4,590,579	3,497,351
Contract assets	9,202,412	6,927,010
Fair value in the purchase and sale of power, non-current assets	597,856	479,938
Other noncurrent receivables	794,296	681,846
Income tax and social contribution receivable	102,589	164,043
Deferred income tax and social contribution	991,404	1,174,175
Other noncurrent recoverable taxes	1,127,582	1,320,526
Non-current prepaid expenses	507	0
Total Long Term Assets	19,065,339	15,315,121
Investments	2,849,002	3,577,937
Property, plant and equipment	8,145,552	8,516,697
Intangible assets	19,206,609	16,623,610
Right-of-use assets	266,300	308,983
TOTAL NONCURRENT ASSETS	49,532,802	44,342,348
TOTAL ASSETS	60,414,456	57,384,156
CURRENT LIABILITIES
Payroll, social charges and accruals	310,773	411,102
Accounts payable to suppliers	3,059,667	2,324,423
Income tax and social contribution payable	81,875	83,482
Other taxes due	677,273	302,345
Loans and financing	217,827	1,231,205
Debentures	1,850,538	2,025,110
Dividends payable	2,325,889	3,878
Post-employment benefits	118,854	95,383
Accounts payable to related parties	60,108	44,825
Research and development and Energy efficiency	99,244	179,149
Accounts payable related to concession	147,205	113,092
Sectorial financial liabilities	883,990	935,322
Lease liability	58,741	57,502
Current fair value in the purchase and sale of energy	262,821	214,955
Other accounts payable	788,232	1,199,195
Current provision for allocation of PIS and COFINS credits	119,280	580,000
Current provisions		0
OTHER CURRENT LIABILITIES	11,062,317	9,800,968
Liabilities associated with assets held for sale	0	541,412
TOTAL CURRENT LIABILITIES	11,062,317	10,342,380
NONCURRENT LIABILITIES
Accruals classified as non-current	4,764	457
Accounts payable to suppliers	133,544	142,380
Deferred income tax and social contribution	1,982,596	1,895,459
Other taxes due	239,448	291,195
Loans and financing	3,150,592	3,387,589
Debentures	14,796,386	10,602,255
Post-employment benefits	1,359,303	1,063,326
Research and development and Energy efficiency	311,856	241,294
Accounts payable related to concession	959,122	992,252
Sectorial financial liabilities	0	142,488
Lease liability	234,221	271,004
Non-current fair value in the purchase and sale of energy	268,621	170,837
Other accounts payable	224,415	247,021
PIS and Cofins to be refunded to consumers	0
Provision for allocation of PIS and Cofins credits	661,273	1,000,588
Provisions for legal claims	1,934,020	956,696
TOTAL NONCURRENT LIABILITIES	26,260,161	21,404,841
Attributable to controlling shareholders
Share capital	12,821,758	12,821,758
Capital reserve	18,638	5,595
Equity valuation adjustments	287,992	517,408
Treasury shares	(113,389)	(50,044)
Legal reserve	1,900,541	1,766,110
Profit retention reserve	8,214,479	9,363,866
Additional dividends proposed	0	1,250,025
TOTAL EQUITY	23,130,019	25,674,718
Attributable to non-controlling interests	(38,041)	(37,783)
Equity	23,091,978	25,636,935
TOTAL LIABILITIES & EQUITY	R$ 60,414,456	R$ 57,384,156